OneAscent Large Cap Core ETF
Schedule of Investments
May 31, 2026 - (Unaudited)
COMMON STOCKS — 99.70% Shares Fair Value
Communications — 10.49%
Alphabet, Inc., Class C 18,490 $ 6,960,191
Alphabet, Inc., Class A 22,424 8,528,745
AT&T, Inc. 59,534 1,476,443
Booking Holdings, Inc. 5,900 987,837
Electronic Arts, Inc. 3,050 615,246
GoDaddy, Inc., Class A
(a)
3,016 258,863
Liberty Broadband Corp., Series C
(a)
4,807 162,284
News Corp., Class A 15,452 403,297
Omnicom Group, Inc. 14,331 1,042,007
Pinterest, Inc., Class A
(a)
9,906 198,615
T-Mobile US, Inc. 5,016 940,650
Trade Desk, Inc. (The), Class A
(a)
8,016 172,825
Uber Technologies, Inc.
(a)
12,302 866,061
VeriSign, Inc. 1,351 385,548
Verizon Communications, Inc. 40,025 1,913,596
Warner Bros Discovery, Inc.
(a)
19,081 515,378
25,427,586
Consumer Discretionary — 11.43%
Airbnb, Inc., Class A
(a)
5,974 796,394
Amazon.com, Inc.
(a)
37,803 10,231,003
AutoZone, Inc.
(a)
151 443,214
Best Buy Co., Inc. 6,373 496,775
BorgWarner, Inc. 17,056 1,224,961
Chipotle Mexican Grill, Inc.
(a)
7,790 248,189
Copart, Inc.
(a)
13,714 449,408
DoorDash , Inc., Class A
(a)
2,825 449,994
eBay, Inc. 4,122 450,411
Expedia Group, Inc. 2,215 500,125
Ford Motor Co. 65,363 1,139,931
General Motors Co. 14,679 1,221,880
Gentex Corp. 29,997 724,728
Harley-Davidson, Inc. 12,314 297,753
Hilton Worldwide Holdings, Inc. 996 326,349
Home Depot, Inc. (The) 6,581 2,087,098
Lear Corp. 6,886 985,524
Lowe's Cos., Inc. 4,911 1,052,722
Marriott International, Inc., Class A 1,903 714,767
McDonald's Corp. 3,805 1,062,357
O'Reilly Automotive, Inc.
(a)
6,662 578,795
Rivian Automotive, Inc., Class A
(a)
18,280 297,964
Ross Stores, Inc. 3,363 779,308
Royal Caribbean Cruises Ltd. 1,364 388,235
Tractor Supply Co. 5,406 170,451
Williams-Sonoma, Inc. 1,717 349,530
Yum! Brands, Inc. 1,580 233,761
27,701,627

OneAscent Large Cap Core ETF
Schedule of Investments (continued)
May 31, 2026 - (Unaudited)
COMMON STOCKS — 99.70% - continued Shares Fair Value
Consumer Staples — 3.85%
Coca-Cola Co. (The) 26,644 $ 2,105,142
Hershey Co. (The) 1,734 336,448
Keurig Dr Pepper, Inc. 10,248 307,747
Mondelez International, Inc., Class A 9,218 563,865
PepsiCo, Inc. 8,507 1,226,624
Procter & Gamble Co. (The) 11,239 1,613,471
Sysco Corp. 3,750 284,288
Wal-Mart Stores, Inc. 24,913 2,883,680
9,321,265
Energy — 2.22%
Chevron Corp. 7,821 1,427,020
ConocoPhillips 3,807 433,922
Exxon Mobil Corp. 18,809 2,732,195
SLB N.V. 7,658 417,744
Williams Cos., Inc. (The) 5,252 374,940
5,385,821
Financials — 9.11%
American Express Co. 3,002 950,043
Ameriprise Financial, Inc. 687 306,203
Aon plc, Class A 1,370 433,002
Apollo Global Management, Inc., Class A 4,070 523,850
Arthur J Gallagher & Co. 896 180,195
Bank of America Corp. 35,623 1,838,146
Bank of New York Mellon Corp. (The) 3,867 539,176
Berkshire Hathaway, Inc., Class B
(a)
7,446 3,532,977
Blackstone, Inc. 6,169 721,588
Capital One Financial Corp. 2,176 408,936
Charles Schwab Corp. (The) 8,737 763,177
Chubb Ltd. 1,387 432,370
CME Group, Inc. 1,892 517,538
Coinbase Global, Inc., Class A
(a)
1,333 251,977
Interactive Brokers Group, Inc., Class A 7,314 636,099
Intercontinental Exchange, Inc. 4,291 634,424
JPMorgan Chase & Co. 11,987 3,587,828
Marsh & McLennan Cos., Inc. 3,509 561,335
Morgan Stanley 9,584 1,993,471
Nasdaq, Inc. 4,300 397,836
PayPal Holdings, Inc. 5,894 263,757
PNC Financial Services Group, Inc. (The) 1,714 379,000
Progressive Corp. (The) 2,807 534,453
Robinhood Markets, Inc., Class A
(a)
3,186 300,440
T. Rowe Price Group, Inc. 5,780 604,183
Truist Financial Corp. 6,356 306,423
U.S. Bancorp 8,742 479,499
22,077,926
Health Care — 6.39%
Abbott Laboratories 10,313 882,793
Agilent Technologies, Inc. 2,876 389,784

OneAscent Large Cap Core ETF
Schedule of Investments (continued)
May 31, 2026 - (Unaudited)
COMMON STOCKS — 99.70% - continued Shares Fair Value
Health Care — 6.39% - continued
Amgen, Inc. 1,943 $ 654,383
Boston Scientific Corp.
(a)
8,991 434,355
Bristol-Myers Squibb Co. 16,894 965,999
Cigna Group (The) 1,463 405,836
Edwards Lifesciences Corp.
(a)
4,706 406,928
Elevance Health, Inc. 1,263 496,599
Eli Lilly & Co. 3,507 3,875,234
Gilead Sciences, Inc. 4,846 651,448
Humana, Inc. 945 288,622
IDEXX Laboratories, Inc.
(a)
865 487,453
IQVIA Holdings, Inc.
(a)
2,166 394,667
Merck & Co., Inc. 18,020 2,139,334
Mettler-Toledo International, Inc.
(a)
283 334,104
Regeneron Pharmaceuticals, Inc. 725 445,716
ResMed, Inc. 1,214 231,352
Stryker Corp. 2,585 788,658
Vertex Pharmaceuticals, Inc.
(a)
1,025 458,729
Waters Corp.
(a)
733 281,157
Zoetis, Inc., Class A 6,027 468,238
15,481,389
Industrials — 8.85%
3M Co. 2,390 365,981
AMETEK, Inc. 2,227 502,968
Amphenol Corp., Class A 8,471 1,260,146
Carrier Global Corp. 6,133 391,715
Caterpillar, Inc. 2,623 2,297,407
Cintas Corp. 2,217 379,683
CSX Corp. 9,217 417,161
Cummins, Inc. 906 585,847
Deere & Co. 1,649 894,055
Eaton Corp. plc 2,602 1,042,361
Emerson Electric Co. 1,856 266,930
Expeditors International of Washington, Inc. 2,323 367,011
FedEx Corp. 1,251 515,099
GE Vernova , LLC 1,351 1,308,200
General Electric Co. 4,497 1,455,948
Honeywell International, Inc. 3,752 892,450
Howmet Aerospace, Inc. 1,369 353,544
Illinois Tool Works, Inc. 1,714 423,838
Johnson Controls International plc 5,023 673,383
Keysight Technologies, Inc.
(a)
2,090 707,110
Lockheed Martin Corp., Class B 888 471,040
Norfolk Southern Corp. 1,342 409,256
Old Dominion Freight Line, Inc. 2,170 488,576
Otis Worldwide Corp. 4,449 315,167
PACCAR, Inc. 3,527 389,275
Parker-Hannifin Corp. 666 562,524
Quanta Services, Inc. 509 362,271

OneAscent Large Cap Core ETF
Schedule of Investments (continued)
May 31, 2026 - (Unaudited)
COMMON STOCKS — 99.70% - continued Shares Fair Value
Industrials — 8.85% - continued
RTX Corp. 6,125 $ 1,100,418
TransDigm Group, Inc. 233 293,189
Union Pacific Corp. 4,094 1,075,248
United Airlines Holdings, Inc.
(a)
3,327 381,940
United Parcel Service, Inc., Class B 4,774 509,338
21,459,079
Materials — 1.04%
Ecolab, Inc. 1,168 299,008
Linde plc 2,859 1,422,896
Newmont Corp. 3,893 427,490
Sherwin-Williams Co. (The) 1,227 372,812
2,522,206
Real Estate — 0.62%
CBRE Group, Inc., Class A
(a)
4,989 623,824
Crown Castle 4,909 449,174
Jones Lang LaSalle, Inc.
(a)
1,503 424,312
1,497,310
Technology — 43.53%
Adobe, Inc.
(a)
3,364 871,982
Advanced Micro Devices, Inc.
(a)
6,670 3,442,387
Analog Devices, Inc. 4,056 1,678,576
Applied Materials, Inc. 4,805 2,162,538
AppLovin Corp., Class A
(a)
1,226 751,648
Arista Networks, Inc.
(a)
9,672 1,542,394
Autodesk, Inc.
(a)
1,577 364,776
Automatic Data Processing, Inc. 2,330 516,887
Broadcom, Inc. 16,678 7,451,230
Cadence Design Systems, Inc.
(a)
1,692 634,382
Ciena Corp.
(a)
3,163 1,835,267
Cisco Systems, Inc. 43,358 5,221,170
Corning, Inc. 15,146 2,743,849
Crowdstrike Holdings, Inc., Class A
(a)
1,327 970,037
Datadog, Inc., Class A
(a)
1,999 494,453
Dell Technologies, Inc., Class C 3,780 1,591,040
F5, Inc.
(a)
3,115 1,194,447
Fortinet, Inc.
(a)
5,140 709,166
Hewlett Packard Enterprise Co. 19,052 819,998
HP, Inc. 18,068 488,559
Intel Corp.
(a)
22,189 2,544,635
InterDigital , Inc. 774 195,118
International Business Machines Corp. 3,649 1,086,672
Intuit, Inc. 1,639 543,378
KLA Corp. 913 1,754,521
Lam Research Corp. 8,138 2,589,349
Marvell Technology, Inc. 2,596 532,180
Mastercard, Inc., Class A 4,011 1,981,354
Microchip Technology, Inc. 8,046 761,554
Micron Technology, Inc. 5,538 5,377,398

OneAscent Large Cap Core ETF
Schedule of Investments (continued)
May 31, 2026 - (Unaudited)
COMMON STOCKS — 99.70% - continued Shares Fair Value
Technology — 43.53% - continued
Microsoft Corp. 28,244 $ 12,716,578
Monolithic Power Systems, Inc. 423 662,507
Moody's Corp. 1,220 552,965
Motorola Solutions, Inc. 3,391 1,367,522
NetApp, Inc. 3,531 615,418
NVIDIA Corp. 87,349 18,442,867
Oracle Corp. 7,093 1,601,457
Palantir Technologies, Inc., Class A
(a)
8,738 1,367,847
Palo Alto Networks, Inc.
(a)
3,735 1,052,112
QUALCOMM, Inc. 6,652 1,669,785
Roper Technologies, Inc. 795 258,796
S&P Global, Inc. 1,972 836,128
Seagate Technology Holdings plc 1,722 1,515,016
ServiceNow, Inc.
(a)
6,411 797,336
Synopsys, Inc.
(a)
1,328 631,623
Texas Instruments, Inc. 6,806 2,080,458
Ubiquiti, Inc. 652 380,677
Viavi Solutions, Inc.
(a)
25,211 1,224,246
Visa, Inc., Class A 8,121 2,650,370
Western Digital Corp. 3,018 1,603,192
Workday, Inc., Class A
(a)
1,911 279,369
Zebra Technologies Corp., Class A
(a)
1,646 401,015
105,558,229
Utilities — 2.17%
American Water Works Co., Inc. 1,679 206,970
Constellation Energy Corp. 2,001 575,788
Dominion Energy, Inc. 8,988 601,657
Duke Energy Corp. 4,564 560,140
Edison International 7,202 503,708
NextEra Energy, Inc. 13,252 1,153,056
NRG Energy, Inc. 1,610 215,869
Public Service Enterprise Group, Inc. 4,513 354,947
Southern Co. (The) 7,633 702,618
Vistra Corp. 2,399 384,392
5,259,145
Total Common Stocks/ Investments — 99.70% (Cost $177,178,192 ) 241,691,583
Other Assets in Excess of Liabilities — 0.30% 720,429
NET ASSETS — 100.00% $ 242,412,012
(a) Non-income producing security.

OneAscent Core Plus Bond ETF
Schedule of Investments
May 31, 2026 - (Unaudited)
Cr
ASSET BACKED SECURITIES — 9.10%
Principal
Amount Fair Value
BBCMS Trust, Series 2015-SRCH, Class B, 4.50%, 8/10/2035
(a)
$ 1,000,000 $ 962,638
BX Trust, Series 2026-CLS, Class C, 5.98%, 5/15/2031 (TSFR1M +
2.350bps)
(a)(b)
2,000,000 2,012,279
Centersquare Issuer, LLC, Series 2025-1A, Class A2, 5.50%, 3/26/2055
(a)
1,050,000 1,028,552
Century Plaza Towers, Series 2019-CPT, Class B, 3.00%, 11/13/2039
(a)
740,000 680,453
CHI Commercial Mortgage Trust, Series 2025-SFT, Class XA, 0.30%,
4/15/2042
(a)
3,925,000 31,179
CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.48%,
4/15/2042
(a)
1,000,000 1,012,763
COMM Mortgage Trust, Series 2022-HC, Class B, 3.17%, 1/10/2039
(a)
1,000,000 972,308
COMM Mortgage Trust, Series 2025-167G, Class A, 5.50%, 8/10/2040
(a)
275,000 270,920
GoodLeap Sustainable Home Solutions Trust, Series 2022-3CS, Class B,
5.52%, 2/22/2055
(a)
840,278 774,849
Hertz Vehicle Financing, LLC, Series 2023-2A, Class C, 7.13%, 9/25/2029
(a)
900,000 920,788
Hudson Yards Mortgage Trust, Series 2019-30HY, Class E, 3.56%,
7/10/2039
(a)
500,000 455,832
Manhattan West Mortgage Trust, Series 2026-2MW, Class A, 5.50%,
6/10/2048
(a)
1,000,000 1,008,375
Mosaic Solar Loan Trust, Series 2022-3A, Class A, 6.16%, 6/20/2053
(a)
678,213 666,447
Mosaic Solar Loan Trust, Series 2023-2A, Class C, 8.18%, 9/22/2053
(a)
500,000 90,703
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A,
5.21%, 7/15/2036 (TSFR1M + 1.500bps)
(a)(b)
848,857 826,159
NYC Commercial Mortgage Trust, Series 2025-300P, Class D, 6.16%,
7/13/2042
(a)
450,000 448,207
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/2054
(a)
1,000,000 924,651
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.61%, 2/10/2032
(a)
365,224 353,100
Sabal Issuer, LLC, Series 2026-1A, Class A1, 6.00%, 5/2/2061
(a)
993,086 979,062
SHOPS Commercial Mortgage Trust, Series 2026-CSTL, Class A, 4.97%,
5/15/2039
(a)
1,000,000 995,411
SLG Office Trust, Series 2026-OMA, Class A, 4.97%, 4/15/2041
(a)
1,000,000 1,002,218
STWD Mortgage Trust, Series 2021-LIH, Class B, 5.40%, 11/15/2036
(TSFR1M + 1.656bps)
(a)(b)
1,100,000 1,098,887
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/2057
(a)
875,932 842,809
Switch A.B.S Issuer, LLC, Series 2025-1A, Class A2, 5.04%, 3/25/2055
(a)
1,000,000 978,641
Switch A.B.S Issuer, LLC, Series 2025-2A, Class A21, 5.12%, 10/25/2055
(a)
730,000 717,235
Tesla Auto Lease Trust, Series 2024-A, Class A3, 5.30%, 6/21/2027
(a)
157,352 157,554
Tesla Electric Vehicle Trust, Series 2023-1, Class A3, 5.38%, 6/20/2028
(a)
464,204 466,935
Trinity Rail Leasing, LLC, Series 2025-1A, Class A, 5.09%, 10/19/2055
(a)
490,549 482,202
Trinity Rail Leasing, LLC, Series 2025-1A, Class A, 5.35%, 4/19/2056
(a)
1,197,288 1,186,663
Vivint Solar Financing V, LLC, Series 2018-1A, Class B, 7.37%, 4/30/2048
(a)
163,887 160,885
Wells Fargo Commercial Mortgage Trust, Series 2024-SVEN, Class X,
0.03%, 6/10/2037
(a)
300,000,000 633,960
Wells Fargo Commercial Mortgage Trust, Series 2025-609M, Class A, 5.17%,
8/15/2042 (TSFR1M + 1.542bps)
(a)(b)
750,000 752,231
Wells Fargo Commercial Mortgage Trust, Series 2025-609M, Class B, 5.47%,
8/15/2042 (TSFR1M + 1.842bps)
(a)(b)
150,000 149,710

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
May 31, 2026 - (Unaudited)
ASSET BACKED SECURITIES — 9.10% - continued
Principal
Amount Fair Value
Total Asset Backed Securities (Cost $24,463,736) $ 24,044,606
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.75%
Freddie Mac Multiclass Certificates, Series 2022-P013, Class A2, 2.76%,
2/25/2032 $ 1,000,000 908,166
Freddie Mac Multiclass Certificates, Series 2024-P016, Class A2, 4.77%,
9/25/2033 1,000,000 995,914
Government National Mortgage Association, Series 2023-111, Class ZA,
3.00%, 2/20/2052 108,589 76,879
Total Collateralized Mortgage Obligations (Cost $2,017,668) 1,980,959
CORPORATE BONDS — 40.17%
Communications — 0.77%
QTS Fayetteville I Dc1-2, LLC, 5.70%, 4/15/2036
(a)
1,000,000 972,997
Turkcell Iletisim Hizmetleri A/S, 7.65%, 1/24/2032
(a)
1,025,000 1,058,826
2,031,823
Consumer Discretionary — 2.23%
Air Canada, Series 2020-2, Class A, 5.25%, 4/1/2029
(a)
402,209 406,046
Amazon Conservation DAC, 6.03%, 1/16/2042
(a)
400,000 404,520
Conservation Fund, Series 2019, 3.47%, 12/15/2029 1,000,000 950,937
Ford Foundation (The), 2.82%, 6/1/2070 2,215,000 1,233,854
NHP Foundation (The), 6.00%, 12/1/2033 500,000 531,623
Trustees of Dartmouth College, 4.27%, 6/1/2030 1,000,000 995,641
Walmart, Inc., 1.80%, 9/22/2031 1,000,000 884,834
YMCA of Greater New York, 5.18%, 8/1/2030 500,000 497,756
5,905,211
Consumer Staples — 0.91%
Alimentation Couche-Tard, Inc., 3.63%, 5/13/2051
(a)
1,000,000 708,667
PepsiCo, Inc., 3.90%, 7/18/2032 1,100,000 1,067,983
Unilever Capital Corp., 2.63%, 8/12/2051 1,000,000 616,624
2,393,274
Energy — 5.75%
Abu Dhabi Future Energy Co. Pjsc Masdar, 4.88%, 5/21/2030 1,000,000 1,003,043
Cheniere Energy Partners, L.P., 4.00%, 3/1/2031 1,000,000 964,541
ConocoPhillips Co., 5.05%, 9/15/2033 500,000 508,209
Continental Wind, LLC, 6.00%, 2/28/2033
(a)
846,217 854,319
Diamondback Energy, Inc., 5.55%, 4/1/2035 650,000 669,951
Eni S.p.A., 5.25%, 5/18/2036
(a)
925,000 915,927
Eni S.p.A., 6.00%, 5/18/2056
(a)
1,000,000 996,439
EOG Resources, Inc., 4.40%, 1/15/2031 1,025,000 1,015,640
Equinor ASA, 3.95%, 5/15/2043 1,000,000 833,341
Hanwha Q Cells Americas Holdings Co., 4.38%, 5/21/2029
(a)
1,000,000 998,783
NGPL PipeCo, LLC, 5.60%, 8/15/2036
(a)
1,000,000 1,000,822
Occidental Petroleum Corp., 6.05%, 10/1/2054 400,000 405,766
Patterson-UTI Energy, Inc., 6.05%, 5/15/2036 2,475,000 2,484,440

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
May 31, 2026 - (Unaudited)
CORPORATE BONDS — 40.17% - continued
Principal
Amount Fair Value
Energy — 5.75% - continued
TotalEnergies Capital S.A., 5.49%, 4/5/2054 $ 825,000 $ 800,784
TotalEnergies Capital S.A., 5.43%, 9/10/2064 1,200,000 1,129,818
Western Midstream Operating, L.P., 5.50%, 12/15/2035 625,000 622,078
15,203,901
Financials — 13.25%
200 Park Funding Trust, 5.74%, 2/15/2055
(a)
975,000 958,348
Banco Bilbao Vizcaya Argentaria S.A., 7.13%, 8/8/2174 (H15T5Y +
2.985bps)
(a)(b)
1,200,000 1,209,722
Bank of Montreal, 6.88%, Perpetual (H15T5Y + 2.976bps)
(b)
1,000,000 1,018,080
Bank of Nova Scotia (The), 6.88%, 10/27/2085 (H15T5Y + 2.734bps)
(b)
1,125,000 1,136,885
BB Blue Financing DAC, 4.40%, 9/20/2029 958,333 937,991
BB Blue Financing DAC, 4.40%, 9/20/2037 958,333 928,953
BPCE S.A., 6.29%, 1/14/2036 (SOFR + 1.620bps)
(a)(b)
1,325,000 1,385,236
Canadian Imperial Bank of Commerce, 7.00%, 10/28/2085 (H15T5Y +
3.000bps)
(b)
1,075,000 1,107,409
Canadian Imperial Bank of Commerce, 6.50%, 7/28/2086 (H15T5Y +
2.727bps)
(b)
725,000 724,534
Clearinghouse Community Development Financial Institution, 7.00%,
10/15/2030
(a)
1,000,000 1,000,495
Consumers 2023 Securitization Funding, LLC, 5.55%, 3/1/2028 253,825 255,305
Credit Agricole Corp. & Investment Bank S.A., 4.57%, 8/25/2030 1,000,000 983,149
Federation des Caisses Desjardins du Quebec, 5.02%, 5/27/2031
(a)
1,000,000 1,008,938
GPS Blue Financing DAC, 5.65%, 11/9/2041
(a)
1,000,000 981,200
HA Sustainable Infrastructure Capital, Inc., 6.38%, 7/1/2034 1,000,000 1,025,253
HSBC Holdings plc, 5.74%, 9/10/2036 (SOFR + 1.960bps)
(b)
975,000 982,619
JPMorgan Chase & Co., 5.77%, 4/22/2035 (SOFR + 1.490bps)
(b)
500,000 520,300
JPMorgan Chase & Co., 5.58%, 7/23/2036 (SOFR + 1.635bps)
(b)
825,000 837,922
M&T Bank Corp., 4.83%, 1/16/2029 (SOFR + 0.930bps)
(b)
1,000,000 1,004,307
Morgan Stanley Private Bank NA, 4.56%, 5/10/2030 (SOFR + 0.980bps)
(b)
1,000,000 1,005,618
Morgan Stanley Private Bank NA, 4.73%, 7/18/2031 (SOFR + 1.080bps)
(b)
1,125,000 1,121,619
Morgan Stanley Private Bank NA, 4.47%, 11/19/2031 (SOFR + 1.020bps)
(b)
1,000,000 984,509
Muenchener Rueckversicherungs-Gesellschaft A.G., 5.88%, 5/23/2042
(H15T5Y + 3.982bps)
(a)(b)
1,600,000 1,641,513
NatWest Group plc, 8.13%, Perpetual (H15T5Y + 3.752bps)
(b)
1,000,000 1,094,405
OMERS Finance Trust, 4.00%, 4/19/2052 1,500,000 1,174,216
Omnis Funding Trust, 6.72%, 5/15/2055
(a)
1,025,000 1,068,025
Principal Life Global Funding II, 1.25%, 8/16/2026
(a)
1,000,000 993,909
Protective Life Corp., 4.70%, 1/15/2031
(a)
750,000 740,774
Starwood Property Trust, Inc., 5.25%, 10/15/2028
(a)
480,000 478,990
Starwood Property Trust, Inc., 6.13%, 6/1/2031
(a)
570,000 576,578
Toronto-Dominion Bank (The), 4.70%, 6/5/2026 1,000,000 1,000,072
UBS Group A.G., 6.30%, Perpetual (H15T1Y + 2.000bps)
(a)(b)
1,000,000 1,066,169
UBS Group A.G., 9.25%, Perpetual (H15T5Y + 4.745bps)
(a)(b)
625,000 673,931
USAA Capital Corp., 2.13%, 5/1/2030
(a)
1,000,000 916,343
WLB Asset VI Pte Ltd., 7.25%, 12/21/2027
(a)
987,888 1,020,812
WLB Asset VII Pte Ltd., 5.88%, 7/30/2029
(a)
462,500 479,945

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
May 31, 2026 - (Unaudited)
CORPORATE BONDS — 40.17% - continued
Principal
Amount Fair Value
Financials — 13.25% - continued
Zions Bancorp NA, 4.70%, 8/18/2028 (SOFR + 1.155bps)
(b)
$ 1,000,000 $ 1,000,203
35,044,277
Health Care — 0.33%
Eli Lilly & Co., 5.55%, 10/15/2055 125,000 124,904
Kaiser Foundation Hospitals, 2.81%, 6/1/2041 1,000,000 735,552
860,456
Industrials — 2.24%
Canadian National Railway Co., 4.95%, 5/12/2036 1,025,000 1,019,868
Capital Impact Partners, 5.34%, 8/1/2030 1,000,000 1,011,965
Delta Air Lines Pass Through Trust, Series 2020-1, Class AA, 2.00%,
6/10/2028 873,145 845,692
Delta Air Lines Pass Through Trust, Series 2020-1, Class A, 2.50%, 6/10/2028 990,961 953,491
Tote Shipholdings, LLC, 3.40%, 10/16/2040 762,000 662,370
Vessel Management Services, Inc., 3.48%, 1/16/2037 731,000 660,658
Xylem, Inc., 5.45%, 6/1/2036 750,000 766,608
5,920,652
Materials — 1.80%
Alcoa Nederland Holding B.V., 7.13%, 3/15/2031
(a)
1,030,000 1,075,836
Ardagh Metal Packaging Finance USA, LLC, 6.25%, 1/30/2031
(a)
1,280,000 1,290,701
Dow Chemical Co. (The), 5.60%, 2/15/2054 1,000,000 890,858
FMG Resources (August 2006) Pty Ltd., 6.13%, 4/15/2032
(a)
500,000 517,643
Smurfit Westrock Financing DAC, 5.19%, 1/15/2036 1,000,000 988,347
4,763,385
Multi-Nationals — 0.37%
Corp. Andina de Fomento, 4.25%, 2/3/2031 1,000,000 976,222
Real Estate — 2.10%
American Homes 4 Rent, 5.50%, 2/1/2034 1,000,000 1,014,953
Bridge Housing Corp., 3.25%, 7/15/2030 1,000,000 916,350
Bridge Housing Corp., 5.32%, 7/15/2035 600,000 596,629
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.38%, 6/15/2026
(a)
215,000 214,872
National Community Renaissance of California, 3.27%, 12/1/2032 1,000,000 880,863
Preservation of Affordable Housing, Inc., 4.48%, 12/1/2032 1,000,000 929,148
Preservation of Affordable Housing, Inc., 5.44%, 6/1/2036 1,000,000 991,178
5,543,993
Technology — 0.57%
Apple, Inc., 3.00%, 6/20/2027 1,000,000 990,685
WULF Compute, LLC, 7.75%, 10/15/2030
(a)
495,000 521,302
1,511,987
Utilities — 9.85%
AES Corp. (The), 2.45%, 1/15/2031 1,000,000 896,086
California Buyer Ltd., 6.38%, 2/15/2032
(a)
1,500,000 1,492,481
Clearway Energy Operating, LLC, 5.75%, 1/15/2034
(a)
1,000,000 994,748
Comision Federal de Electricidad, 6.45%, 1/24/2035
(a)
1,125,000 1,126,510

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
May 31, 2026 - (Unaudited)
CORPORATE BONDS — 40.17% - continued
Principal
Amount Fair Value
Utilities — 9.85% - continued
Duke Energy Carolinas, LLC, 3.55%, 3/15/2052 $ 1,000,000 $ 710,895
Hydro One, Inc., 4.75%, 5/30/2031 875,000 878,708
Korea Electric Power Corp., 4.13%, 11/12/2030
(a)
1,000,000 986,202
Liberty Utilities, 2.05%, 9/15/2030
(a)
1,000,000 898,113
MidAmerican Energy Co., 5.30%, 2/1/2055 1,050,000 984,957
National Fuel Gas Co., 5.05%, 10/15/2031 975,000 975,100
National Fuel Gas Co., 5.50%, 5/15/2036 975,000 972,417
New York State Electric & Gas Corp., 2.15%, 10/1/2031
(a)
1,000,000 876,698
New York State Electric & Gas Corp., 5.05%, 8/15/2035
(a)
925,000 913,625
NextEra Energy Operating Partners, L.P., 7.25%, 1/15/2029
(a)
1,016,000 1,058,825
Pacific Gas and Electric Co., 6.70%, 4/1/2053 1,000,000 1,045,090
PG&E Recovery Funding, LLC, 4.84%, 6/1/2033 867,887 875,386
Public Service Co. of Colorado, 5.75%, 5/15/2054 1,100,000 1,089,455
Puget Energy, Inc., 7.00%, 9/15/2056 (H15T5Y + 2.961bps)
(a)(b)
1,050,000 1,060,963
RWE Finance U.S., LLC, 5.13%, 9/18/2035
(a)
1,075,000 1,047,572
San Diego Gas & Electric Co., 2.95%, 8/15/2051 1,000,000 635,933
Solar Star Funding, LLC, 5.38%, 6/30/2035
(a)
907,711 903,115
Southern California Edison Co., 5.20%, 6/1/2034 575,000 568,768
Southern California Edison Co., 3.65%, 6/1/2051 1,000,000 686,137
Topaz Solar Farms, LLC, 5.75%, 9/30/2039
(a)
2,789,962 2,769,442
Vistra Corp., 7.00%, Perpetual (H15T5Y + 5.740bps)
(a)(b)
1,000,000 1,008,194
XPLR Infrastructure Operating Partners, L.P., 7.75%, 4/15/2034
(a)
570,000 602,294
26,057,714
Total Corporate Bonds (Cost $107,047,123) 106,212,895
MUNICIPAL BONDS — 10.12%
Arizona — 0.39%
Arizona Industrial Development Authority , 5.26%, 10/1/2033 1,000,000 1,008,066
California — 1.78%
California Health Facilities Financing Authority , 3.69%, 6/1/2031 500,000 479,371
City & County of San Francisco CA , 3.70%, 6/15/2026 500,000 499,933
City & County of San Francisco CA , 5.45%, 6/15/2064 500,000 478,244
City of Los Angeles CA , 3.88%, 9/1/2038 1,000,000 914,844
City of Los Angeles Department of Airports Customer Facility Charge,
Revenue , 4.24%, 5/15/2048 1,000,000 853,300
City of Oakland CA , 4.18%, 7/15/2029 1,000,000 992,052
Freddie Mac Multifamily ML Certificates, Revenue , 1.51%, 9/25/2037 4,707,866 486,558
4,704,302
Colorado — 0.19%
Denver City & County Housing Authority, Revenue , 4.13%, 6/1/2028 500,000 499,087
Georgia — 0.34%
DeKalb County Housing Authority , 5.00%, 7/1/2030 900,000 900,408
Illinois — 0.38%
Illinois Finance Authority , 3.85%, 4/1/2056
(a)
1,000,000 1,000,000

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
May 31, 2026 - (Unaudited)
MUNICIPAL BONDS — 10.12% - continued
Principal
Amount Fair Value
Indiana — 0.00%
(c)
Fort Wayne, Solid Waste Facility, Revenue, Series 2022A-2 , 10.75%,
12/1/2029
(d)
$ 234,358 $ 23
Iowa — 0.16%
Iowa Finance Authority, Revenue , 7.00%, 11/1/2027
(a)
415,000 417,445
Maryland — 0.86%
Maryland Economic Development Corp., Revenue , 5.43%, 5/31/2056 750,000 726,137
Maryland Economic Development Corp., Revenue , 5.94%, 5/31/2057 1,250,000 1,250,802
Maryland Health & Higher Educational Facilities, Revenue , 5.61%, 7/1/2031 300,000 302,800
2,279,739
Minnesota — 0.56%
Minnesota Housing Finance Agency, Revenue , 5.90%, 8/1/2049 750,000 750,596
Minnesota Housing Finance Agency, Revenue , 5.95%, 8/1/2054 750,000 750,737
1,501,333
New Hampshire — 0.60%
New Hampshire Business Finance Authority , 5.69%, 11/1/2045 750,000 741,452
New Hampshire Business Finance Authority, Revenue , 3.84%, 7/1/2033 850,000 850,000
1,591,452
New York — 2.50%
City of New York NY , 5.28%, 2/1/2038 2,000,000 2,000,440
City of New York NY , 5.09%, 10/1/2049 1,000,000 925,017
New York City Housing Development Corp. , 4.27%, 2/1/2030 500,000 499,237
New York City Housing Development Corp. , 5.55%, 8/1/2040 1,000,000 1,004,896
New York City Housing Development Corp. , 5.88%, 2/1/2055 750,000 740,385
New York State Energy Research & Development , 6.22%, 4/1/2040 475,000 483,964
New York State Energy Research & Development Authority, Revenue, Series
A , 4.87%, 4/1/2037 583,000 541,125
United Nations Development Corp., Revenue , 6.54%, 8/1/2055 400,000 420,241
6,615,305
Ohio — 0.58%
Columbus Metropolitan Housing Authority , 4.60%, 12/1/2028 1,000,000 996,566
Columbus Metropolitan Housing Authority, Revenue , 5.05%, 4/1/2030 500,000 503,005
1,499,571
Oregon — 0.29%
State of Oregon , 5.83%, 5/1/2045 750,000 771,216
Pennsylvania — 1.03%
Redevelopment Authority of the City of Philadelphia, Revenue , 4.13%,
11/1/2030 500,000 494,373
Redevelopment Authority of the City of Philadelphia, Revenue , 5.23%,
9/1/2040 1,000,000 993,965
Redevelopment Authority of the City of Philadelphia, Revenue , 5.57%,
11/1/2045 1,250,000 1,239,842
2,728,180
Wisconsin — 0.46%
Public Finance Authority , 6.25%, 6/1/2031
(a)
223,432 224,322

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
May 31, 2026 - (Unaudited)
MUNICIPAL BONDS — 10.12% - continued
Principal
Amount Fair Value
Wisconsin — 0.46%- continued
Public Finance Authority, Revenue , 5.29%, 7/1/2029 $ 1,000,000 $ 999,221
1,223,543
Total Municipal Bonds (Cost $27,069,198) 26,739,670
NON U.S. GOVERNMENT & AGENCIES — 7.78%
Multifamily — 1.60%
African Development Bank, 5.75%, Perpetual (H15T5Y + 1.575bps)
(b)
1,000,000 980,883
Arab Petroleum Investments Corp., 5.43%, 5/2/2029 1,000,000 1,020,893
European Investment Bank, 0.75%, 9/23/2030 1,000,000 868,448
International Bank for Reconstruction & Development, EMTN, 4.75%,
3/31/2028
(b)
500,000 498,550
International Development Association, 4.38%, 11/27/2029 850,000 856,302
4,225,076
Agency — 1.17%
BNG Bank N.V., 3.88%, 4/29/2031 1,200,000 1,183,155
Caisse d'Amortissement de la Dette Sociale, 4.25%, 8/21/2029 900,000 899,331
Kreditanstalt fuer Wiederaufbau, 4.38%, 2/28/2034 1,000,000 1,004,531
3,087,017
Sovereign — 0.97%
Brazilian Government International Bond, 5.50%, 2/4/2033 1,000,000 987,250
Canada Government International Bond, 4.00%, 3/18/2030 1,000,000 996,920
Serbia International Bond, 6.00%, 6/12/2034 575,000 591,123
2,575,293
Supranational — 2.12%
Central American Bank for Economic Integration, 3.75%, 1/22/2029 675,000 665,427
Inter-American Development Bank, 3.80%, 11/12/2030 1,000,000 973,000
Inter-American Development Bank, GMTN, 3.50%, 4/12/2033 1,000,000 952,585
International Bank for Reconstruction & Development, 1.12%, 3/31/2032 1,000,000 996,524
International Bank for Reconstruction & Development, 1.75%, 7/31/2033 1,000,000 1,025,182
International Bank for Reconstruction & Development, 2.41%, 11/2/2040 1,000,000 1,002,387
5,615,105
Financials — 1.50%
Export Development Canada, 4.13%, 2/13/2029 1,000,000 1,001,828
Export Development Canada, 4.75%, 6/5/2034 2,000,000 2,057,616
Province of Quebec Canada, 1.90%, 4/21/2031 1,000,000 896,910
3,956,354
Local Authority — 0.42%
Province of Quebec Canada, 4.63%, 6/3/2036 1,125,000 1,118,121
Total Non U.S. Government & Agencies (Cost $20,606,390) 20,576,966
TERM LOANS — 0.93%
Utilities — 0.93%
Constellation Renewables, LLC, 6.45%, 12/15/2027 (TSFR3M +
225.000bps)
(b)
813,909 813,909
TerraForm Power Operating, LLC, 6.30%, 5/30/2029 (TSFR3M +
200.000bps)
(b)
1,092,131 1,094,861

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
May 31, 2026 - (Unaudited)
TERM LOANS — 0.93% - continued
Principal
Amount Fair Value
Vistra Operations Co., LLC, 5.57%, 4/30/2031 (TSFR1M + 200.000bps)
(b)
$ 548,250 $ 548,593
Total Term Loans (Cost $2,448,273) 2,457,363
U.S. GOVERNMENT & AGENCIES — 30.49%
Fannie Mae Pool, 4.00% , 5/1/2044 609,405 587,361
Fannie Mae Pool, 2.50% , 7/1/2051 585,821 494,968
Fannie Mae Pool, 2.50% , 8/1/2051 109,035 93,382
Fannie Mae Pool, 2.50% , 12/1/2051 245,253 207,633
Fannie Mae Pool, 2.50% , 2/1/2052 1,003,183 858,243
Fannie Mae Pool, 2.50% , 2/1/2052 156,396 133,828
Fannie Mae Pool, 3.00% , 2/1/2052 264,630 232,022
Fannie Mae Pool, 3.00% , 4/1/2052 2,096,852 1,855,940
Fannie Mae Pool, 3.00% , 4/1/2052 2,777,523 2,434,878
Fannie Mae Pool, 3.50% , 4/1/2052 2,045,547 1,863,191
Fannie Mae Pool, 5.00% , 5/1/2052 131,962 130,869
Fannie Mae Pool, 3.50% , 6/1/2052 164,531 149,864
Fannie Mae Pool, 4.00% , 6/1/2052 2,085,771 1,963,929
Fannie Mae Pool, 4.50% , 6/1/2052 359,762 347,387
Fannie Mae Pool, 5.00% , 7/1/2052 354,120 350,858
Fannie Mae Pool, 4.00% , 8/1/2052 1,241,512 1,167,808
Fannie Mae Pool, 4.50% , 8/1/2052 1,616,019 1,561,255
Fannie Mae Pool, 4.00% , 9/1/2052 853,322 801,902
Fannie Mae Pool, 4.50% , 9/1/2052 1,626,474 1,570,526
Fannie Mae Pool, 5.00% , 9/1/2052 253,351 251,314
Fannie Mae Pool, 4.00% , 10/1/2052 674,108 633,287
Fannie Mae Pool, 4.50% , 10/1/2052 189,101 182,713
Fannie Mae Pool, 5.00% , 10/25/2052 522,425 517,747
Fannie Mae Pool, 4.50% , 11/1/2052 1,114,503 1,075,822
Fannie Mae Pool, 5.00% , 12/1/2052 498,455 493,812
Fannie Mae Pool, 5.00% , 2/1/2053 100,089 99,133
Fannie Mae Pool, 5.50% , 2/1/2053 325,865 328,921
Fannie Mae Pool, 6.00% , 2/1/2053 244,237 250,811
Fannie Mae Pool, 6.00% , 3/1/2053 189,042 194,331
Fannie Mae Pool, 5.00% , 4/1/2053 1,051,076 1,040,366
Fannie Mae Pool, 5.00% , 5/1/2053 144,358 142,976
Fannie Mae Pool, 5.50% , 6/1/2053 660,826 666,732
Fannie Mae Pool, 4.50% , 8/1/2053 787,005 758,755
Fannie Mae Pool, 5.00% , 8/1/2053 1,391,501 1,376,561
Fannie Mae Pool, 5.50% , 10/1/2053 1,679,838 1,693,532
Fannie Mae Pool, 6.00% , 1/1/2054 170,822 174,644
Fannie Mae Pool, 5.50% , 4/1/2054 2,080,146 2,092,611
Fannie Mae Pool, 5.50% , 5/1/2054 4,229,561 4,256,255
Fannie Mae Pool, 6.00% , 6/1/2054 256,510 262,250
Fannie Mae Pool, 5.50% , 10/1/2054 308,203 310,023
Federal National Mortgage Association, 0.88% , 8/5/2030 1,000,000 877,063
Freddie Mac Pool, 3.00% , 2/1/2052 169,359 150,174
Freddie Mac Pool, 3.00% , 3/1/2052 995,872 873,148
Freddie Mac Pool, 4.00% , 4/1/2052 145,861 137,368

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
May 31, 2026 - (Unaudited)
U.S. GOVERNMENT & AGENCIES — 30.49% - continued
Principal
Amount Fair Value
Freddie Mac Pool, 3.00% , 5/1/2052 $ 542,182 $ 474,570
Freddie Mac Pool, 3.00% , 6/1/2052 496,437 437,260
Freddie Mac Pool, 5.00% , 6/1/2053 2,010,608 1,990,518
Ginnie Mae II Pool, 3.00% , 12/20/2051 1,624,322 1,447,351
Ginnie Mae II Pool, 3.00% , 1/20/2052 177,183 157,875
Ginnie Mae II Pool, 3.50% , 7/20/2052 1,200,832 1,092,558
Ginnie Mae II Pool, 4.50% , 8/20/2052 767,498 745,460
Ginnie Mae II Pool, 4.00% , 9/20/2052 812,370 764,518
Ginnie Mae II Pool, 4.00% , 10/20/2052 1,327,612 1,249,803
Ginnie Mae II Pool, 4.50% , 10/20/2052 133,600 129,724
Ginnie Mae II Pool, 4.50% , 12/20/2052 571,577 554,713
Ginnie Mae II Pool, 4.50% , 2/20/2053 121,750 118,133
Ginnie Mae II Pool, 5.00% , 2/20/2053 191,641 190,410
Ginnie Mae II Pool, 5.50% , 2/20/2053 68,663 69,600
Ginnie Mae II Pool, 3.00% , 8/20/2053 21,752 19,501
United States Treasury Note, 3.75% , 4/30/2028 10,530,000 10,478,995
United States Treasury Note, 3.88% , 5/15/2029 2,089,000 2,078,310
United States Treasury Note, 3.88% , 4/30/2031 4,621,000 4,565,765
United States Treasury Note, 4.13% , 4/30/2033 339,000 335,663
United States Treasury Note, 4.38% , 5/15/2036 523,000 519,772
United States Treasury Note, 5.00% , 5/15/2046 14,209,000 14,227,872
United States Treasury Note, 4.75% , 2/15/2056 3,430,000 3,300,303
Total U.S. Government & Agencies (Cost $80,864,205) 80,594,867
Total Investments — 99.34% (Cost $264,516,593 ) 262,607,326
Other Assets in Excess of Liabilities — 0.66% 1,742,734
NET ASSETS — 100.00% $ 264,350,060
(a) Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
May 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread
(in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c) Less than 0.005%.
(d) In default.
EMTN - Euro Medium Term Note
GMTN - Global Medium Term Note
MTN - Medium Term Note

OneAscent International Equity ETF
Schedule of Investments
May 31, 2026 - (Unaudited)
COMMON STOCKS — 97.48% Shares Fair Value
Communications — 6.00%
Airtel Africa plc (United Kingdom) 1,174,863 $ 5,579,215
Singapore Telecommunications Ltd. (Singapore) 1,776,711 6,042,098
Tele2 A.B., Class B (Sweden) 553,696 10,393,142
22,014,455
Consumer Discretionary — 2.43%
Seiko Group Corp. (Japan) 201,254 8,933,951
Consumer Staples — 1.41%
Dairy Farm International Holdings Ltd. (Bermuda) 1,289,988 5,159,952
Energy — 6.78%
Motor Oil Hellas Corinth Refineries S.A. (Greece) 150,530 6,493,933
Subsea 7 S.A. (Luxembourg) 231,013 7,619,698
TotalEnergies S.E. (France) 83,128 7,290,671
Ultrapar Participacoes S.A. (Brazil) 670,600 3,466,628
24,870,930
Financials — 24.70%
Ageas SA/NV (Belgium) 92,731 7,204,718
Challenger Ltd. (Australia) 986,795 6,284,957
Credicorp Ltd. (Bermuda) 38,538 13,204,275
EFG International A.G. (Switzerland) 153,718 3,210,501
flatexDEGIRO A.G. (Germany) 128,133 5,055,364
HSBC Holdings plc (United Kingdom) 878,777 16,493,786
KBC Group N.V. (Belgium) 67,107 8,920,722
Kyoto Financial Group, Inc. (Japan) 414,000 11,486,931
SinoPac Financial Holdings Co. Ltd. (Taiwan Province Of China) 7,035,000 6,714,068
Toronto-Dominion Bank (The) (Canada) 106,034 12,129,970
90,705,292
Health Care — 3.52%
ALK-Abello A/S (Denmark) 99,710 4,170,528
Otsuka Holdings Co. Ltd. (Japan) 119,000 8,753,241
12,923,769
Industrials — 19.52%
AP Moller - Maersk A/S, Series B (Denmark) 1,980 4,885,562
Construcciones y Auxiliar de Ferrocarriles S.A. (Spain) 146,577 10,670,095
Kinden Corp. (Japan) 84,376 3,803,317
Mitsubishi Electric Corp. (Japan) 416,197 17,137,600
Nippon Densetsu Kogyo Co. Ltd. (Japan) 166,833 4,729,545
NSK Ltd. (Japan) 1,292,894 10,139,231
Promotora y Operadora de Infraestructura S.A.B. de (Mexico) 531,172 8,551,331
Safran S.A. (France) 21,494 7,665,324
Sunway Construction Group Bhd (Malaysia) 2,178,900 4,113,101
71,695,106
Materials — 9.08%
Alamos Gold, Inc. (Canada) 123,842 5,079,518
KCC Corp. (Korea (Republic of)) 21,236 7,743,634
Rio Tinto plc (United Kingdom) 73,071 7,841,478
Tenaris S.A. (Luxembourg) 161,882 4,927,090

OneAscent International Equity ETF
Schedule of Investments (continued)
May 31, 2026 - (Unaudited)
COMMON STOCKS — 97.48% - continued Shares Fair Value
Materials — 9.08% - continued
Yara International ASA (Norway) 142,675 $ 7,757,908
33,349,628
Real Estate — 4.59%
UOL Group Ltd. (Singapore) 2,122,011 16,876,988
Technology — 16.20%
ASML Holding N.V. - ADR (Netherlands) 9,197 14,832,554
Samsung Electronics Co. Ltd. (Korea (Republic of)) 37,000 7,776,253
SK Hynix, Inc. (Korea (Republic of)) 13,365 20,672,504
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan Province
Of China) 216,000 16,182,477
59,463,788
Utilities — 3.25%
Enel SpA (Italy) 677,621 7,608,612
Solaria Energia y Medio Ambiente S.A. (Spain)
(a)
157,727 4,324,060
11,932,672
Total Common Stocks (Cost $290,727,701) 357,926,531
WARRANTS - 0.00%
(b)
Technology — 0.00%
(b)
Constellation Software, Inc., (Canada) Expiration Date 3/31/2040
(c)
872 –
Total Warrants (Cost $0) –
Total Investments — 97.48% (Cost $290,727,701 ) 357,926,531
Other Assets in Excess of Liabilities — 2.52% 9,269,256
NET ASSETS — 100.00% $ 367,195,787
(a) Non-income producing security.
(b) Less than 0.005%.
(c) Security is currently being valued according to the fair value procedures of the Adviser, as Valuation
Designee, under oversight of the Board's Pricing & Liquidity Committee.
ADR - American Depositary Receipt

OneAscent Emerging Markets ETF
Schedule of Investments
May 31, 2026 - (Unaudited)
COMMON STOCKS — 94.32% Shares Fair Value
Communications — 1.30%
Magyar Telekom Telecommunications plc (Hungary) 197,944 $ 1,715,863
Consumer Discretionary — 4.89%
Hankook Tire & Technology Co. Ltd. (Korea (Republic of)) 57,171 2,531,988
Mahle Metal Leve S.A. (Brazil) 262,700 1,747,726
Titan Co. Ltd. (India) 50,408 2,163,216
6,442,930
Consumer Staples — 3.65%
GS Holdings Corp. (Korea (Republic of)) 40,985 1,970,028
Japfa Comfeed Indonesia Tbk P.T. (Indonesia) 6,883,340 943,029
Sime Darby Plantation Bhd (Malaysia) 1,287,100 1,884,684
4,797,741
Energy — 4.05%
PTT Exploration & Production (Thailand) 479,414 2,084,921
SK, Inc. (Korea (Republic of)) 2,700 1,210,096
Ultrapar Participacoes S.A. (Brazil) 394,300 2,038,311
5,333,328
Financials — 15.94%
Bank Polska Kasa Opieki S.A. (Poland) 38,097 2,541,131
Cathay Real Estate Development Co. Ltd. (Taiwan Province Of China) 3,384,000 2,438,366
Credicorp Ltd. (Bermuda) 4,492 1,539,094
Karur Vysya Bank Ltd. (The) (India) 766,966 2,332,285
Multi Commodity Exchange of India Ltd. (India) 84,710 2,635,738
Powszechny Zaklad Ubezpieczen S.A. (Poland) 144,665 2,568,914
SinoPac Financial Holdings Co. Ltd. (Taiwan Province Of China) 3,389,000 3,234,396
State Bank of India (India) 364,464 3,701,651
20,991,575
Industrials — 12.62%
CJ Logistics Corp. (Korea (Republic of)) 29,282 1,659,878
Great Eastern Shipping Co. Ltd. (The) (India) 100,000 1,494,291
Hanwha Aerospace Co. Ltd. (Korea (Republic of)) 3,510 2,729,697
International Container Terminal Services, Inc. (Philippines) 172,631 2,110,901
L&K Engineering Co. Ltd. (Taiwan Province Of China) 54,000 1,346,822
Motiva Infraestrutura de Mobilidade S.A. (Brazil) 696,400 1,960,000
Promotora y Operadora de Infraestructura S.A.B. de (Mexico) 193,089 3,108,537
Sunway Construction Group Bhd (Malaysia) 1,144,900 2,161,224
Talwandi Sabo Power Ltd. (India)
(a)
93,045 38,470
16,609,820
Materials — 7.55%
Grupo Mexico S.A.B. de C.V. Class B (Mexico) 392,492 4,850,580
National Aluminium Co. Ltd. (India) 553,421 2,473,807
Press Metal Aluminium Holdings Bhd (Malaysia) 808,900 1,834,795
Vedanta Aluminium Metal Ltd. (India)
(a)
93,045 390,417
Vedanta Iron and Steel Ltd. (India)
(a)
93,045 24,546
Vedanta Ltd. (India) 96,931 359,939
9,934,084

OneAscent Emerging Markets ETF
Schedule of Investments (continued)
May 31, 2026 - (Unaudited)
COMMON STOCKS — 94.32% - continued Shares Fair Value
Real Estate — 0.86%
JHSF Participacoes S.A. (Brazil) 517,000 $ 1,134,576
Technology — 42.40%
Accton Technology Corp. (Taiwan Province Of China) 54,000 4,174,461
ADATA Technology Co. Ltd. (Taiwan Province Of China) 205,000 2,706,464
Delta Electronics, Inc. (Taiwan Province Of China) 25,000 1,944,550
Phison Electronics Corp. (Taiwan Province Of China) 14,000 1,146,847
Samsung Electronics Co. Ltd. (South Korea) 67,479 14,181,994
SK Hynix, Inc. (Korea (Republic of)) 5,711 8,833,571
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan Province Of
China) 233,000 17,456,098
TPK Holding Co. Ltd. (Cayman Islands) 446,000 1,224,464
United Microelectronics Corp. (Taiwan Province Of China) 568,000 2,611,058
Winbond Electronics Corp. (Taiwan Province Of China) 299,000 1,502,895
55,782,402
Utilities — 1.06%
Malco Energy Ltd. (India)
(a)
93,045 38,470
Perusahaan Gas Negara Tbk P.T. (Indonesia) 13,333,604 1,360,724
1,399,194
Total Common Stocks/ Investments — 94.32% (Cost $82,520,962 ) 124,141,513
Other Assets in Excess of Liabilities — 5.68% 7,477,189
NET ASSETS — 100.00% $ 131,618,702
(a) Non-income producing security.

OneAscent Enhanced Small and Mid Cap ETF
Schedule of Investments
May 31, 2026 - (Unaudited)

COMMON STOCKS — 96.76% Shares Fair Value
Communications — 2.16%
Applied Digital Corp.
(a)
3,802 $ 179,759
Expedia Group, Inc. 1,515 342,072
fuboTV, Inc.
(a)
5,428 54,769
Lumen Technologies, Inc.
(a)
31,643 347,756
Marqeta, Inc., Class A
(a)
71,880 291,833
Roku, Inc.
(a)
3,561 463,571
Upwork, Inc.
(a)
15,048 132,723
1,812,483
Consumer Discretionary — 8.38%
Callaway Golf Co.
(a)
16,296 250,958
Carnival Corp. Ltd. 12,967 363,854
Cavco Industries, Inc.
(a)
510 273,625
Chewy, Inc., Class A
(a)
4,256 95,930
Cricut, Inc., Class A 53,277 221,100
Dillard's, Inc., Class A 562 331,698
Freshpet, Inc.
(a)
2,062 106,399
Green Brick Partners, Inc.
(a)
1,870 125,776
Interface, Inc. 20,199 597,891
Kohl's Corp. 10,750 154,370
Levi Strauss & Co., Class A 20,184 468,269
OPENLANE, Inc.
(a)
22,242 847,420
Peloton Interactive, Inc., Class A
(a)
41,015 262,497
Polaris, Inc. 2,713 191,456
Ralph Lauren Corp. 3,452 1,256,182
Tapestry, Inc. 2,591 376,887
Ulta Beauty, Inc.
(a)
1,183 601,970
Urban Outfitters, Inc.
(a)
7,205 523,443
7,049,725
Consumer Staples — 1.90%
Andersons, Inc. (The) 7,084 500,060
Five Below, Inc.
(a)
2,678 608,870
Mission Produce, Inc.
(a)
11,296 125,837
Vita Coco Co., Inc. (The)
(a)
4,085 306,906
Vital Farms, Inc.
(a)
5,524 55,295
1,596,968
Energy — 4.45%
APA Corp. 18,879 687,762
EnerSys 4,425 1,008,767
Expro Group Holdings N.V.
(a)
7,691 113,596
HF Sinclair Corp. 12,151 849,234
SM Energy Co. 12,164 373,556
Talos Energy, Inc.
(a)
20,878 306,280
Valaris Ltd.
(a)
4,358 403,682
3,742,877
Financials — 21.81%
1st Source Corp. 10,624 784,264

OneAscent Enhanced Small and Mid Cap ETF
Schedule of Investments (continued)
May 31, 2026 - (Unaudited)

COMMON STOCKS — 96.76% - continued Shares Fair Value
Financials — 21.81% - continued
Affiliated Managers Group, Inc. 3,923 $ 1,188,080
Assurant, Inc. 3,375 839,936
Banc of California, Inc. 57,615 1,107,360
Bankwell Financial Group, Inc. 13,801 722,068
Bread Financial Holdings, Inc. 6,437 573,344
Cincinnati Financial Corp. 8,139 1,281,241
CION Investment Corp. 19,035 128,486
CNA Financial Corp. 32,707 1,375,656
Federated Hermes, Inc., Class B 6,965 390,458
First Financial Corp. 4,892 338,429
Galaxy Digital, Inc., Class A
(a)
10,162 300,592
Gladstone Investment Corp. 73,442 1,160,384
Hagerty, Inc., Class A
(a)
30,512 311,833
Hanover Insurance Group, Inc. (The) 4,219 785,578
Hartford Insurance Group, Inc. (The) 7,609 967,332
HomeTrust Bancshares, Inc. 7,225 335,746
Invesco Ltd. 31,108 885,334
LendingTree, Inc.
(a)
5,284 201,849
Markel Group, Inc.
(a)
589 1,069,383
NerdWallet, Inc., Class A
(a)
9,895 85,097
Northrim BanCorp, Inc. 38,209 944,144
Palomar Holdings, Inc.
(a)
1,204 128,876
SuRo Capital Corp. 27,524 382,033
Synchrony Financial 17,022 1,216,051
Third Coast Bancshares, Inc.
(a)
8,685 332,288
United Fire Group, Inc. 6,196 274,669
WisdomTree, Inc. 12,272 233,782
18,344,293
Health Care — 11.60%
10X Genomics, Inc., Class A
(a)
6,276 177,642
ACADIA Pharmaceuticals, Inc.
(a)
15,269 330,727
Amphastar Pharmaceuticals, Inc.
(a)
6,221 117,266
Arcutis Biotherapeutics, Inc.
(a)
6,744 144,726
Arvinas, Inc.
(a)
16,936 152,085
AtriCure, Inc.
(a)
9,757 269,976
Avanos Medical, Inc.
(a)
20,290 503,193
BrightSpring Health Services, Inc.
(a)
7,561 466,363
Cerus Corp.
(a)
74,810 227,422
CorMedix, Inc.
(a)
10,014 84,518
Exelixis, Inc.
(a)
15,171 765,831
HealthEquity, Inc.
(a)
1,901 167,269
Incyte Corp.
(a)
7,915 765,697
Inspire Medical Systems, Inc.
(a)
3,389 140,169
Insulet Corp.
(a)
1,993 288,865
Ionis Pharmaceuticals, Inc.
(a)
5,182 396,423
iRhythm Technologies, Inc.
(a)
1,056 120,278
Keros Therapeutics, Inc.
(a)
15,034 169,133

OneAscent Enhanced Small and Mid Cap ETF
Schedule of Investments (continued)
May 31, 2026 - (Unaudited)

COMMON STOCKS — 96.76% - continued Shares Fair Value
Health Care — 11.60% - continued
Krystal Biotech, Inc.
(a)
1,054 $ 325,718
Medpace Holdings, Inc.
(a)
621 277,655
Mirum Pharmaceuticals, Inc.
(a)
2,396 243,194
NeuroPace, Inc.
(a)
8,457 139,879
Phibro Animal Health Corp., Class A 3,976 122,421
PTC Therapeutics, Inc.
(a)
4,569 337,421
Royalty Pharma plc, Class A 23,573 1,314,429
SI-BONE, Inc.
(a)
10,987 154,917
Supernus Pharmaceuticals, Inc.
(a)
2,438 112,587
Tactile Systems Technology, Inc.
(a)
14,790 363,982
TG Therapeutics, Inc.
(a)
6,075 230,486
Travere Therapeutics, Inc.
(a)
4,971 234,532
Varex Imaging Corp.
(a)
36,944 377,937
Veracyte, Inc.
(a)
4,952 229,476
9,752,217
Industrials — 12.04%
AMMO, Inc.
(a)
79,826 164,442
Bel Fuse, Inc., Class B 1,940 532,569
Bowman Consulting Group Ltd.
(a)
5,380 169,631
Brink's Co. (The) 2,558 266,083
Comfort Systems USA, Inc. 305 557,604
Dycom Industries, Inc.
(a)
492 250,920
Expeditors International of Washington, Inc. 1,196 188,956
Information Services Group, Inc. 53,369 240,694
Innovative Solutions and Support, Inc.
(a)
11,782 203,121
Installed Building Products, Inc. 1,121 235,388
ITT, Inc. 1,952 380,640
Kennametal, Inc. 16,995 557,436
Kimball Electronics, Inc.
(a)
8,254 214,026
Manitowoc Co., Inc. (The)
(a)
20,356 240,811
Mesa Laboratories, Inc. 3,929 400,837
Napco Security Technologies, Inc. 8,354 313,526
nLight, Inc.
(a)
5,807 430,415
OSI Systems, Inc.
(a)
1,025 222,169
Powell Industries, Inc. 2,247 639,091
Primoris Services Corp. 3,127 393,314
Sterling Infrastructure, Inc.
(a)
596 513,061
Strattec Security Corp.
(a)
2,318 185,347
Terex Corp. 4,561 265,359
Thermon Group Holdings, Inc.
(a)
10,170 621,794
TriNet Group, Inc. 7,737 353,427
UL Solutions, Inc., Class A 2,792 277,804
United Airlines Holdings, Inc.
(a)
1,470 168,756
Watts Water Technologies, Inc., Class A 3,688 1,139,518
10,126,739
Materials — 6.64%
Alcoa Corp. 13,830 1,073,761

OneAscent Enhanced Small and Mid Cap ETF
Schedule of Investments (continued)
May 31, 2026 - (Unaudited)

COMMON STOCKS — 96.76% - continued Shares Fair Value
Materials — 6.64% - continued
CF Industries Holdings, Inc. 11,405 $ 1,281,352
Coeur Mining, Inc. 12,014 232,110
Crown Holdings, Inc. 11,493 1,092,754
Hecla Mining Co. 15,319 272,219
Kaiser Aluminum Corp. 5,917 1,077,131
Magnera Corp.
(a)
9,125 103,751
NWPX Infrastructure, Inc.
(a)
2,337 275,673
Perimeter Solutions, Inc.
(a)
5,551 179,186
5,587,937
Real Estate — 2.01%
Compass, Inc., Class A
(a)
33,481 275,549
Five Point Holdings, LLC
(a)
25,062 126,062
Howard Hughes Holdings, Inc.
(a)
20,388 1,291,579
1,693,190
Technology — 23.71%
ACI Worldwide, Inc.
(a)
3,437 150,094
Alignment Healthcare, Inc.
(a)
7,614 116,646
Ambarella, Inc.
(a)
2,844 205,280
Axcelis Technologies, Inc.
(a)
1,711 257,352
Calix, Inc.
(a)
2,488 98,898
Cirrus Logic, Inc.
(a)
5,453 926,737
Coherent Corp.
(a)
3,579 1,293,701
Credo Technology Group Holding Ltd.
(a)
1,708 403,139
Daktronics, Inc.
(a)
17,687 365,767
Digi International, Inc.
(a)
4,788 319,838
Duolingo, Inc.
(a)
1,155 128,621
Dynatrace, Inc.
(a)
2,912 124,022
Fastly, Inc., Class A
(a)
24,128 428,634
Flex Ltd.
(a)
9,543 1,438,895
Gartner, Inc.
(a)
2,906 471,353
GigaCloud Technology, Inc., Class A
(a)
4,849 174,758
Harmonic, Inc.
(a)
15,900 240,249
Jabil, Inc. 1,708 622,668
JFrog Ltd.
(a)
5,869 466,468
Lumentum Holdings, Inc.
(a)
1,314 1,123,417
MKS, Inc. 3,075 997,100
MongoDB, Inc.
(a)
556 186,566
Okta, Inc.
(a)
2,302 283,768
Oscar Health, Inc., Class A
(a)
9,324 207,273
Paymentus Holdings, Inc., Class A
(a)
8,616 202,390
Pegasystems, Inc. 2,953 105,511
Photronics, Inc.
(a)
16,501 533,807
PTC, Inc.
(a)
3,099 429,924
Qualys, Inc.
(a)
1,304 142,514
Remitly Global, Inc.
(a)
14,636 293,013
Rubrik, Inc., Class A
(a)
4,260 334,964
Sandisk Corp.
(a)
1,386 2,349,242

OneAscent Enhanced Small and Mid Cap ETF
Schedule of Investments (continued)
May 31, 2026 - (Unaudited)

COMMON STOCKS — 96.76% - continued Shares Fair Value
Technology — 23.71% - continued
Sanmina Corp.
(a)
1,808 $ 469,592
Sprinklr, Inc., Class A
(a)
15,677 87,478
Teradata Corp.
(a)
12,469 424,569
Toast, Inc., Class A
(a)
4,455 115,964
Twilio, Inc., Class A
(a)
2,039 388,715
UiPath, Inc., Class A
(a)
20,589 241,303
Unity Software, Inc.
(a)
6,507 198,268
Veeco Instruments, Inc.
(a)
6,313 363,881
Viavi Solutions, Inc.
(a)
27,303 1,325,834
Vicor Corp.
(a)
2,149 719,571
Yext, Inc.
(a)
25,846 108,036
ZoomInfo Technologies, Inc., Class A
(a)
20,703 68,941
19,934,761
Utilities — 2.06%
Clearway Energy, Inc., Class C 42,046 1,730,613
Total Common Stocks (Cost $69,459,541) 81,371,803
RIGHT - 0.00%
(b)
Biogen, Inc. Expiration Date 12/31/2031 7,503 $ 1,501
Total Right Cost ($1,501) 1,501
Total Investments — 96.76% (Cost $69,461,042 ) 81,373,304
Other Assets in Excess of Liabilities — 3.24% 2,728,154
NET ASSETS — 100.00% $ 84,101,458
(a) Non-income producing security.
(b) Less than 0.005%.